Filed Pursuant to Rule 497(e)
Registration No.: 333-111662

SUNAMERICA SPECIALTY SERIES

SunAmerica Small-Cap Fund

(the “Fund”)

Supplement dated March 10, 2014 to the Prospectus

dated February 5, 2014, as supplemented and amended to date

Effective March 1, 2014, on page 2 of the Prospectus, under the heading “Fees and Expenses of the Fund,” the third sentence of the third footnote to the table is hereby deleted and replaced with the following:

“For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.”

In addition, effective February 28, 2014, SunAmerica Capital Services, Inc. (“SACS”) changed its name to AIG Capital Services, Inc. (“ACS”). Accordingly, all references to SunAmerica Capital Services, Inc. and SACS in the Fund’s Prospectus are hereby replaced with AIG Capital Services, Inc. and ACS, respectively.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_S5118SMC_2-14

SUNAMERICA SPECIALTY SERIES

SunAmerica Small-Cap Fund

(the “Fund”)

Supplement dated March 10, 2014 to the Statement of Additional

Information dated February 5, 2014, as supplemented and amended to date

Effective March 1, 2014, on page 41 of the Statement of Additional Information, the second sentence of the first paragraph under the table entitled “Total Annual Fund Operating Expenses” is hereby deleted and replaced with the following:

“For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.”

In addition, effective February 28, 2014, SunAmerica Capital Services, Inc. (“SACS”) changed its name to AIG Capital Services, Inc. (“ACS”). Accordingly, all references to SunAmerica Capital Services, Inc. and SACS in the Fund’s Statement of Additional Information are hereby replaced with AIG Capital Services, Inc. and ACS, respectively.

Capitalized terms used herein but not defined have the meanings assigned to them in the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_S5118SMC_2-14